Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	As at December 31, 2024
	< 1 Year	Between 1 – 2 Years	>2 Years
Accounts payable and accrued liabilities	$3,579	$—	$—
Long-term government loan payable [1]	36	1,615	8,519
Convertible notes payable	8,057	8,012	99,071
Lease payable	125	128	43
Total	$11,797	$9,755	$107,633
	As at December 31, 2023
	< 1 Year	Between 1 – 2 Years	>2 Years
Accounts payable and accrued liabilities	$8,828	$—	$—
Long-term government loan payable [1]	—	—	4,299
Convertible notes payable	—	—	67,453
Lease payable	122	125	160
Total	$8,950	$125	$71,912

Disclosure of effect of changes in foreign exchange rates [text block]
As at December 31, 2024
USD denominated
expressed in CAD
Cash and cash equivalents	$3,391
Accounts payable and accrued liabilities	(478)
Interest accrual	(2,799)
Long-term convertible notes payable	(63,963)
Royalty	(1,283)
Total	$(65,123)
As at December 31, 2023
USD denominated
expressed in CAD
Cash and cash equivalents	$385
Accounts payable and accrued liabilities	(1,686)
Interest accrual	(5,730)
Long-term convertible notes payable	(40,101)
Royalty	(858)
Financial derivative liability – Convertible Notes	(1,421)
Embedded derivative liability (US Warrant)	(7)
Total	$(49,418)